Overlay Shares Short Term Bond ETF
Schedule of Investments
as of May 31, 2024 (Unaudited)

EXCHANGE TRADED FUNDS - 99.9%		Shares	Value
Vanguard Short-Term Corporate Bond ETF(a)(f)		586,363	$45,226,179
TOTAL EXCHANGE TRADED FUNDS (Cost $47,931,074)			45,226,179

PURCHASED OPTIONS - 0.1%(b)(c)	Notional Amount	Contracts	Value
Put Options - 0.1%			$–
S&P 500 Index		–	$–
Expiration: 06/03/2024; Exercise Price: $5,220.00	11,082,771	21	1,680
Expiration: 06/03/2024; Exercise Price: $5,175.00(g)	11,082,771	21	525
Expiration: 06/07/2024; Exercise Price: $5,175.00(g)	11,610,522	22	8,250
Expiration: 06/14/2024; Exercise Price: $5,150.00(g)	11,082,771	21	23,415
Total Put Options			33,870
TOTAL PURCHASED OPTIONS (Cost $106,792)			33,870

SHORT-TERM INVESTMENTS - 0.0%(d)
Money Market Funds - 0.0%(d)		Shares
First American Government Obligations Fund - Class X, 5.24%(e)		8,900	8,900
TOTAL SHORT-TERM INVESTMENTS (Cost $8,900)			8,900

TOTAL INVESTMENTS - 100.0% (Cost $48,046,766)			$45,268,949
Other Assets in Excess of Liabilities - 0.0%(d)			6,560
TOTAL NET ASSETS - 100.0%			$45,275,509

Percentages are stated as a percent of net assets.

(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day effective yield as of May 31, 2024.
(f)	All or a portion of the security is segregated as collateral for written options. The value of the security segregated as collateral for written options is $28,603,352.
(g)	Held in connection with a written option, see Schedule of Written Options for more detail.

Overlay Shares Short Term Bond ETF
Schedule of Written Options
as of May 31, 2024 (Unaudited)

WRITTEN OPTIONS - (0.2)% (a)(b)	Notional Amount	Contracts	Value
Put Options - (0.2)%
S&P 500 Index	0	0	–
Expiration: 06/03/2024; Exercise Price: $5,275.00	$(11,082,771)	(21)	$(18,480)
Expiration: 06/07/2024; Exercise Price: $5,275.00	(11,610,522)	(22)	(52,800)
Expiration: 06/14/2024; Exercise Price: $5,200.00	(11,082,771)	(21)	(39,165)
Total Put Options			(110,445)
TOTAL WRITTEN OPTIONS (Premiums received $212,462)			(110,445)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Overlay Shares Short Term Bond ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$45,226,178	$–	$–	$45,226,178
Purchased Options	1,680	32,190	–	33,870
Money Market Funds	8,900	–	–	8,900
Total Investments	$45,236,759	$32,190	$–	$45,268,949

Liabilities:
Investments:
Written Options	$–	$(110,445)	$–	$(110,445)
Total Investments	$–	$(110,445)	$–	$(110,445)

Refer to the Schedule of Investments for industry classifications.